Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Foreign income tax expense (benefit)	$ 7,000
Operating loss carryforwards	32,014,000
Operating loss carryforwards, valuation allowance	32,014,000
Unrecognized tax benefits	0	$ 0
Gross benefits related to interest and penalties	0	0	$ 0
Unrecognized tax benefits including interest and penalties	$ 0	$ 0